Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2026

	Shares/ Principal	Fair Value
Common Stocks - 60.7%
Aerospace & Defense - 0.9%
Boeing Co. (The) *	2,876	$572,410
Loar Holdings, Inc. *	7,432	425,779
Northrop Grumman Corp.	1,195	815,277
Standard Aero, Inc. *	10,786	278,603
York Space Systems, Inc. *	2,107	46,712
		2,138,781
Air Freight & Logistics - 0.1%
Hub Group, Inc., Class A	3,487	125,671
Automobile Components - 0.1%
Goodyear Tire & Rubber Co. (The) *	21,790	144,468
Automobiles - 1.0%
Tesla, Inc. *	7,025	2,611,544
Banks - 1.5%
Fifth Third Bancorp	12,284	570,715
KeyCorp	27,892	559,235
Wells Fargo & Co.	34,004	2,707,058
		3,837,008
Beverages - 0.8%
Celsius Holdings, Inc. *	2,216	78,624
Coca-Cola Co. (The)	14,013	1,065,688
Monster Beverage Corp. *	5,465	395,994
PepsiCo, Inc.	1,620	251,570
Vita Coco Co., Inc. (The) *	3,500	167,685
		1,959,561
Biotechnology - 1.5%
Abbvie, Inc.	1,989	432,588
Amgen, Inc.	663	233,276
Apogee Therapeutics, Inc. *	634	53,364
Argenx SE, ADR *	239	174,530
Ascendis Pharma A/S, ADR *	590	134,951
Cogent Biosciences, Inc. *	1,245	47,920
Corvus Pharmaceuticals, Inc. *	1,714	25,076
Cytokinetics, Inc. *	3,995	263,310
Dianthus Therapeutics, Inc. *	580	48,674
Disc Medicine, Inc., Class A *	646	41,305
Gilead Sciences, Inc.	1,693	235,953
Incyte Corp. *	622	58,543
Mirum Pharmaceuticals, Inc. *	586	54,135
Natera, Inc. *	676	135,193
Newamsterdam Pharma Co. NV *	6,700	214,467
Protagonist Therapeutics, Inc. *	630	66,402
Regeneron Pharmaceuticals, Inc.	379	292,831
REVOLUTION Medicines, Inc. *	1,601	155,697
Scholar Rock Holding Corp. *	978	48,078
Spyre Therapeutics, Inc. *	1,309	66,026
United Therapeutics Corp. *	507	300,641
Vertex Pharmaceuticals, Inc. *	1,060	473,332
Xenon Pharmaceuticals, Inc. *	3,946	229,460
		3,785,752

	Shares/ Principal	Fair Value

Broadline Retail - 2.9%
Amazon.com, Inc. *	35,467	$7,386,712
Building Products - 0.7%
AAON, Inc.	12,601	1,042,733
Builders FirstSource, Inc. *	1,592	131,069
Johnson Controls International PLC	1,401	183,461
Trex Co., Inc. *	13,289	483,985
		1,841,248
Capital Markets - 2.4%
Ares Management Corp., Class A	11,933	1,301,890
Bank of New York Mellon Corp. (The)	5,300	628,739
Blackrock, Inc.	2,034	1,956,118
Goldman Sachs Group, Inc. (The)	2,423	2,049,834
		5,936,581
Chemicals - 0.8%
Celanese Corp.	3,846	252,951
Ingevity Corp. *	1,116	79,493
Linde PLC	2,343	1,161,566
PPG Industries, Inc.	5,618	600,452
		2,094,462
Commercial Services & Supplies - 0.7%
Clean Harbors, Inc. *	3,701	1,061,188
Tetra Tech, Inc.	8,584	258,550
Waste Connections, Inc.	2,993	486,183
		1,805,921
Communications Equipment - 0.3%
Arista Networks, Inc. *	5,409	664,117
Construction & Engineering - 0.3%
Primoris Services Corp.	5,291	756,825
Construction Materials - 0.3%
James Hardie Industries PLC *	46,303	876,979
Consumer Staples Distribution & Retail - 1.9%
Casey's General Stores, Inc.	442	321,714
Performance Food Group Co. *	2,140	183,312
US Foods Holding Corp. *	16,438	1,515,748
Walmart, Inc.	21,199	2,634,612
		4,655,386
Containers & Packaging - 0.1%
Packaging Corp. of America	1,504	319,179
Distributors - 0.3%
Pool Corp.	3,552	718,676
Electric Utilities - 0.3%
PG&E Corp.	37,875	665,464
Electrical Equipment - 0.6%
Eaton Corp. PLC	1,971	704,967
Regal Rexnord Corp.	2,388	447,177
Vertiv Holdings Co., Class A	1,201	300,947
		1,453,091

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Electronic Equipment, Instruments & Components - 0.2%
Flex Ltd. *	8,265	$541,027
Entertainment - 0.6%
Netflix, Inc. *	3,208	308,449
Spotify Technology SA *	730	353,984
Walt Disney Co. (The)	9,501	915,707
		1,578,140
Financial Services - 2.5%
Berkshire Hathaway, Inc., Class B *	5,142	2,464,046
Equitable Holdings, Inc.	12,995	482,245
Mastercard, Inc., Class A	6,537	3,266,277
		6,212,568
Food Products - 0.1%
Freshpet, Inc. *	4,472	263,669
Magnum Ice Cream Co. NV *	2,846	42,548
		306,217
Gas Utilities - 0.2%
Atmos Energy Corp.	2,968	548,249
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings, Inc.	8,486	488,624
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	3,413	350,413
Boston Scientific Corp. *	2,519	158,067
Dexcom, Inc. *	5,155	323,734
Edwards Lifesciences Corp. *	5,686	455,335
Intuitive Surgical, Inc. *	1,425	656,911
LivaNova PLC *	1,525	96,929
Medtronic PLC	1,590	137,773
STERIS PLC	1,014	224,226
Stryker Corp.	1,055	346,662
		2,750,050
Health Care Providers & Services - 0.7%
Alignment Healthcare, Inc. *	10,300	181,486
Cardinal Health, Inc.	2,685	567,367
Elevance Health, Inc.	1,055	308,851
Guardian Pharmacy Services, Inc., Class A *	8,816	332,011
UnitedHealth Group, Inc.	1,166	315,508
		1,705,223
Health Care REITs - 0.6%
Welltower, Inc.	7,191	1,421,733
Hotels, Restaurants & Leisure - 1.6%
DoorDash, Inc., Class A *	3,670	551,050
Hyatt Hotels Corp., Class A	6,983	1,004,086
Marriott International, Inc., Class A	3,129	1,023,402
Navan, Inc., Class A *	8,929	118,220
Royal Caribbean Cruises Ltd.	2,224	612,000

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	8,405	$753,004
		4,061,762
Household Durables - 0.0%†
Champion Homes, Inc. *	394	29,302
Independent Power and Renewable Electricity Producers - 0.2%
Talen Energy Corp. *	1,951	622,818
Insurance - 1.2%
Arch Capital Group Ltd. *	5,393	517,674
Chubb Ltd.	2,412	786,143
Everest Group Ltd.	1,239	404,967
Hamilton Insurance Group Ltd., Class B	7,840	233,867
Marsh & McLennan Cos., Inc.	6,741	1,169,227
		3,111,878
Interactive Media & Services - 4.4%
Alphabet, Inc., Class A	24,092	6,927,896
Meta Platforms, Inc., Class A	7,365	4,213,737
		11,141,633
IT Services - 0.2%
Snowflake, Inc. *	3,731	562,709
Life Sciences Tools & Services - 0.6%
Bio-Techne Corp.	1,508	78,808
Danaher Corp.	2,140	405,744
ICON PLC *	2,132	235,927
Thermo Fisher Scientific, Inc.	423	207,917
Waters Corp. *	744	221,563
West Pharmaceutical Services, Inc.	1,223	306,533
		1,456,492
Machinery - 0.5%
IDEX Corp.	2,250	426,487
Middleby Corp. (The) *	2,038	270,198
PACCAR, Inc.	5,696	657,888
		1,354,573
Media - 0.3%
EchoStar Corp., Class A *	903	105,714
New York Times Co. (The), Class A	6,390	535,035
		640,749
Metals & Mining - 0.3%
Newmont Corp.	2,596	281,017
Nucor Corp.	2,774	469,083
		750,100
Multi-Utilities - 1.2%
CMS Energy Corp.	10,550	818,469
Dominion Energy, Inc.	17,222	1,064,664
Sempra	12,283	1,193,539
		3,076,672
Oil, Gas & Consumable Fuels - 3.1%
Coterra Energy, Inc.	21,688	762,116
Exxon Mobil Corp.	22,750	3,859,765

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	2,921	$713,250
Shell PLC, ADR	14,782	1,374,726
Targa Resources Corp.	4,198	1,052,565
		7,762,422
Personal Care Products - 0.3%
BellRing Brands, Inc. *	6,967	112,099
elf Beauty, Inc. *	1,130	68,489
Oddity Tech Ltd., Class A *	1,853	24,793
Unilever PLC, ADR	11,416	650,370
		855,751
Pharmaceuticals - 2.8%
AstraZeneca PLC	1,335	263,289
Elanco Animal Health, Inc. *	9,142	218,768
Eli Lilly & Co.	2,891	2,659,055
GSK PLC, ADR	8,356	461,168
Haleon PLC, ADR	66,968	670,350
Johnson & Johnson	2,288	559,279
Merck & Co., Inc.	14,643	1,761,406
Structure Therapeutics, Inc., ADR *	4,428	213,429
VeraDermics, Inc. *	2,121	133,941
		6,940,685
Professional Services - 0.1%
KBR, Inc.	8,228	303,284
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices, Inc. *	9,512	1,935,026
Broadcom, Inc.	16,303	5,045,942
KLA Corp.	806	1,186,763
Marvell Technology, Inc.	7,942	786,655
Micron Technology, Inc.	4,111	1,388,860
NVIDIA Corp.	78,913	13,762,427
		24,105,673
Software - 5.0%
Autodesk, Inc. *	1,938	463,957
Crowdstrike Holdings, Inc., Class A *	851	332,239
Datadog, Inc., Class A *	3,721	439,264
Microsoft Corp.	20,408	7,554,429
Oracle Corp.	3,078	452,805
Palantir Technologies, Inc., Class A *	6,539	956,525
Palo Alto Networks, Inc. *	3,713	595,268
Samsara, Inc., Class A *	17,130	542,850
SAP SE, ADR	834	142,789
ServiceNow, Inc. *	1,515	158,393
Synopsys, Inc. *	2,095	830,626
		12,469,145
Specialty Retail - 0.5%
Lowe's Cos., Inc.	1,798	424,831
O'Reilly Automotive, Inc. *	3,632	335,270
Ross Stores, Inc.	1,801	390,151
		1,150,252

	Shares/ Principal	Fair Value

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	34,353	$8,718,448
Tobacco - 0.4%
British American Tobacco PLC, ADR	3,077	179,912
Philip Morris International, Inc.	5,657	935,328
		1,115,240
Trading Companies & Distributors - 0.7%
EquipmentShare.com, Inc., Class A *	10,477	213,416
Ferguson Enterprises, Inc.	2,502	583,617
WESCO International, Inc.	2,383	652,036
WW Grainger, Inc.	289	315,244
		1,764,313
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.	5,920	1,243,378
Total Common Stocks
(Cost - $95,405,275)		152,566,536
U.S. Treasury Securities and Agency Bonds - 16.7%
U.S. Treasury Bond
4.25%, 8/15/35	$92,000	91,727
3.25%, 5/15/42	45,000	37,172
3.38%, 8/15/42	441,500	369,584
4.00%, 11/15/42	722,700	655,201
3.88%, 5/15/43	672,000	596,715
4.38%, 8/15/43	383,300	362,518
4.75%, 11/15/43	425,700	421,327
4.50%, 2/15/44	297,400	284,900
4.63%, 5/15/44	200,200	194,554
4.13%, 8/15/44	400,400	363,942
4.63%, 11/15/44	337,700	327,450
2.50%, 2/15/45	283,000	198,863
4.75%, 2/15/45	163,100	160,558
2.88%, 8/15/45	545,000	405,450
4.63%, 11/15/45	364,600	352,352
2.50%, 2/15/46	432,000	298,687
4.63%, 2/15/46	236,400	228,348
2.50%, 5/15/46	660,000	454,420
3.00%, 5/15/47	355,900	265,090
2.75%, 8/15/47	320,000	226,962
2.38%, 5/15/51	251,500	157,747
2.88%, 5/15/52	701,700	487,901
4.00%, 11/15/52	555,100	478,080
3.63%, 2/15/53	478,300	384,826
3.63%, 5/15/53	589,700	474,017
4.13%, 8/15/53	340,300	299,211
4.75%, 11/15/53	514,800	501,769
4.63%, 5/15/54	289,200	276,468
4.25%, 8/15/54	28,500	25,597
4.50%, 11/15/54	469,100	439,470
4.63%, 2/15/55	83,100	79,474

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value
U.S. Treasury Securities and Agency Bonds (continued)
4.75%, 5/15/55	$399,500	$390,012
4.75%, 8/15/55	161,300	157,595
4.63%, 11/15/55	397,200	380,505
4.75%, 2/15/56	498,400	487,342
U.S. Treasury Note
3.88%, 7/31/27	56,400	56,420
3.75%, 8/15/27	397,200	396,688
3.63%, 8/31/27	1,595,600	1,590,863
3.50%, 10/31/27	1,287,800	1,280,858
4.13%, 10/31/27	342,700	344,119
4.13%, 11/15/27	626,000	628,665
4.00%, 12/15/27	69,500	69,682
3.38%, 12/31/27	677,800	672,505
3.88%, 12/31/27	10,000	10,006
3.50%, 1/31/28	1,233,700	1,226,568
3.38%, 2/29/28	1,254,300	1,244,305
4.00%, 2/29/28	507,500	509,145
3.88%, 3/15/28	409,300	409,732
1.25%, 3/31/28	34,000	32,331
3.63%, 3/31/28	367,000	365,652
3.88%, 3/31/28	889,700	890,986
3.75%, 4/15/28	161,600	161,366
3.38%, 9/15/28	422,500	418,093
4.63%, 9/30/28	83,100	84,684
4.88%, 10/31/28	600,000	615,258
1.50%, 11/30/28	170,000	160,066
4.38%, 11/30/28	259,300	262,855
3.75%, 12/31/28	703,000	701,545
3.50%, 1/15/29	653,200	647,587
4.00%, 1/31/29	680,600	683,631
3.50%, 2/15/29	226,100	224,104
4.25%, 2/28/29	13,200	13,351
3.50%, 3/15/29	308,400	305,653
2.38%, 3/31/29	53,000	50,826
2.63%, 7/31/29	125,000	120,229
4.00%, 7/31/29	408,600	410,436
3.50%, 9/30/29	479,800	474,065
4.00%, 10/31/29	86,100	86,450
4.13%, 10/31/29	688,800	694,477
4.13%, 11/30/29	510,800	515,050
3.88%, 12/31/29	196,300	196,200
4.25%, 1/31/30	378,500	383,290
3.88%, 4/30/30	425,500	425,068
4.00%, 5/31/30	579,000	581,036
3.88%, 6/30/30	451,000	450,348
3.88%, 7/31/30	183,500	183,213
3.63%, 8/31/30	583,300	576,191
3.63%, 9/30/30	269,100	265,789
3.63%, 10/31/30	484,500	478,292
3.50%, 11/30/30	665,100	652,915

	Shares/ Principal	Fair Value
U.S. Treasury Securities and Agency Bonds (continued)
3.63%, 12/31/30	$672,200	$663,141
3.75%, 12/31/30	521,000	516,563
3.75%, 1/31/31	1,497,200	1,484,684
3.50%, 2/28/31	1,822,900	1,787,724
4.63%, 5/31/31	90,500	93,194
3.75%, 8/31/31	17,800	17,583
3.63%, 9/30/31	147,800	145,040
4.13%, 3/31/32	220,000	220,851
4.13%, 5/31/32	177,300	177,826
4.00%, 7/31/32	104,400	103,915
3.88%, 8/31/32	214,800	212,199
3.75%, 10/31/32	133,700	130,974
3.88%, 12/31/32	6,100	6,014
4.00%, 1/31/33	884,800	878,441
4.25%, 11/15/34	462,800	462,945
4.63%, 2/15/35	595,000	610,921
4.00%, 11/15/35	417,800	407,877
4.13%, 2/15/36	2,301,800	2,267,633
Total U.S. Treasury Securities and Agency Bonds
(Cost - $43,266,387)		42,053,952
Agency Mortgage Backed Securities - 8.0%
Federal Home Loan Mortgage Corporation - 2.3%
Freddie Mac Gold Pool
3.00%, 9/1/28	$705	695
2.50%, 10/1/28	1,467	1,441
2.50%, 12/1/31	15,124	14,596
3.50%, 11/1/34	19,034	18,561
3.00%, 2/1/43	13,369	12,229
3.50%, 10/1/43	6,906	6,536
4.00%, 8/1/44	4,033	3,898
3.00%, 11/1/46	410,094	372,408
Freddie Mac Pool
4.50%, 1/1/38	105,107	105,338
4.50%, 5/1/38	23,045	22,918
5.50%, 6/1/40	348,536	356,965
2.00%, 11/1/41	208,126	180,942
2.50%, 2/1/42	389,260	348,013
4.00%, 4/1/47	7,321	7,124
4.00%, 11/1/48	131,294	126,290
4.50%, 11/1/48	7,390	7,242
4.00%, 5/1/49	20,228	19,546
4.00%, 7/1/49	24,888	23,971
4.50%, 8/1/49	14,946	14,727
2.00%, 5/1/51	1,641,940	1,340,747
2.00%, 5/1/51	106,348	87,192
2.50%, 7/1/51	250,704	214,515
2.00%, 4/1/52	419,532	344,667
4.50%, 8/1/52	50,090	48,332

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Federal Home Loan Mortgage Corporation (continued)
5.00%, 8/1/52	$182,883	$181,328
5.00%, 10/1/52	505,885	501,605
5.00%, 1/1/53	169,713	167,538
5.50%, 1/1/53	69,517	70,208
5.50%, 2/1/53	25,665	25,879
5.50%, 3/1/53	43,428	43,919
5.50%, 6/1/53	355,623	357,951
5.50%, 7/1/53	138,750	139,658
5.50%, 8/1/53	138,442	139,264
6.00%, 8/1/53	53,536	54,921
5.50%, 9/1/53	42,075	42,622
6.00%, 10/1/53	53,909	55,059
6.50%, 11/1/53	365,405	378,143
		5,836,988
Federal National Mortgage Association - 3.6%
Fannie Mae or Freddie Mac
4.00%, 4/1/38(a)	630,000	614,324
5.50%, 4/1/53(a)	154,000	154,661
5.50%, 5/1/54(a)	145,000	145,442
Fannie Mae Pool
2.50%, 4/1/28	1,763	1,738
3.00%, 10/1/28	1,206	1,192
2.50%, 2/1/30	5,720	5,566
4.47%, 5/1/30	381,000	384,821
2.50%, 6/1/30	19,282	18,786
4.34%, 8/1/30	199,000	200,002
4.34%, 8/1/30	177,000	177,891
4.22%, 9/1/30	686,953	686,826
4.40%, 9/1/30	435,000	438,236
4.20%, 10/1/30	440,000	439,454
4.20%, 10/1/30	260,000	259,757
4.83%, 10/1/30	362,000	370,900
2.50%, 10/1/31	37,770	36,496
2.50%, 12/1/31	2,035	1,960
4.50%, 1/1/38	111,058	111,282
4.50%, 4/1/38	222,788	221,567
5.50%, 7/1/40	350,695	357,210
2.50%, 2/1/41	51,569	46,324
2.00%, 5/1/41	129,947	112,967
2.00%, 7/1/41	243,431	212,976
3.00%, 6/1/43	163,102	143,486
3.00%, 7/1/43	21,123	19,320
4.00%, 11/1/43	7,765	7,463
4.00%, 2/1/46	94,119	90,301
4.00%, 3/1/46	12,241	11,764
3.00%, 10/1/46	417,772	378,863
4.50%, 7/1/48	21,454	21,158
4.50%, 11/1/48	9,448	9,315

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
4.00%, 1/1/49	$15,439	$14,880
4.00%, 8/1/49	6,402	6,182
4.50%, 10/1/50	7,223	7,079
2.00%, 2/1/51	60,425	49,530
2.00%, 4/1/51	153,299	125,661
2.50%, 5/1/51	470,148	399,098
3.50%, 7/1/51	54,426	50,283
2.50%, 8/1/51	628,798	542,148
4.00%, 8/1/51	14,741	14,316
2.00%, 9/1/51	170,215	139,486
3.00%, 10/1/51	116,275	104,119
2.50%, 11/1/51	517,465	446,669
2.50%, 1/1/52	305,980	262,116
4.50%, 8/1/52	20,155	19,522
5.00%, 8/1/52	34,998	34,601
4.50%, 9/1/52	108,184	105,393
4.50%, 9/1/52	10,162	9,913
5.00%, 9/1/52	34,267	33,975
5.00%, 9/1/52	15,933	15,881
5.00%, 10/1/52	32,288	32,116
4.50%, 11/1/52	22,854	22,314
5.50%, 1/1/53	156,575	158,036
5.50%, 8/1/53	44,585	44,933
6.00%, 9/1/53	757,730	776,234
		9,096,533
Government National Mortgage Association - 2.1%
Ginnie Mae
5.50%, 4/20/55(a)	630,000	633,716
3.00%, 4/20/56(a)	123,000	109,604
Ginnie Mae II Pool
3.00%, 12/20/42	10,639	9,828
3.50%, 7/20/43	11,321	10,698
4.00%, 12/20/44	3,684	3,554
4.00%, 8/20/48	9,510	9,056
4.00%, 9/20/48	21,286	20,222
4.00%, 10/20/48	9,218	8,771
2.00%, 12/20/50	616,528	508,495
2.00%, 1/20/51	159,995	131,959
2.00%, 2/20/51	210,524	173,634
2.50%, 3/20/51	155,723	133,790
2.50%, 7/20/51	582,084	500,118
3.00%, 7/20/51	520,479	464,723
2.50%, 8/20/51	597,942	513,744
2.50%, 10/20/51	247,223	212,414
3.50%, 1/20/52	617,181	566,466
3.50%, 3/20/52	322,495	298,513
4.00%, 4/20/52	131,369	124,382
4.00%, 5/20/52	376,455	356,411

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Government National Mortgage Association (continued)
4.00%, 8/20/52	$356,093	$336,113
		5,126,211
Total Agency Mortgage Backed Securities
(Cost - $20,622,851)		20,059,732
Corporate Bonds and Notes - 6.2%
Aerospace & Defense - 0.0%†
Boeing Co. (The), 5.71%, 5/1/40	47,000	47,084
Agriculture - 0.4%
Bat Capital Corp., 7.08%, 8/2/43	25,000	27,522
BAT Capital Corp.
5.35%, 8/15/32	50,000	51,306
5.63%, 8/15/35	378,000	389,445
Philip Morris International, Inc.
4.25%, 10/29/32	144,000	139,410
5.25%, 2/13/34	250,000	254,714
Reynolds American, Inc., 5.85%, 8/15/45	10,000	9,683
		872,080
Auto Parts & Equipment - 0.1%
LG Energy Solution Ltd., 5.25%, 4/2/31(b)	200,000	199,425
Banks - 1.2%
Citizens Financial Group, Inc., 6.65%, (SOFR + 2.33%), 4/25/35(c)	450,000	482,776
Commonwealth Bank of Australia, 5.07%, 9/14/28(b)	500,000	512,523
Goldman Sachs Group, Inc. (The)
4.15%, (SOFR + 0.71%), 1/21/29(c)	324,000	321,992
4.52%, (SOFR + 0.96%), 1/21/32(c)	105,000	103,414
HSBC Holdings PLC, 4.68%, (SOFR + 1.21%), 3/10/32(c)	200,000	197,258
JPMorgan Chase & Co.
5.14%, (SOFR + 1.01%), 1/24/31(c)	170,000	173,120
5.10%, (SOFR + 1.44%), 4/22/31(c)	221,000	225,028
4.91%, (SOFR + 2.08%), 7/25/33(c)	328,000	328,556
5.57%, (SOFR + 1.68%), 4/22/36(c)	602,000	620,112
Morgan Stanley, 4.24%, (SOFR + 0.80%), 1/9/30(c)	120,000	118,772
		3,083,551
Electric - 1.0%
Aep Texas, Inc., 5.20%, 4/15/36	45,000	44,274
CenterPoint Energy Houston Electric LLC, 4.85%, 4/1/36	217,000	212,579
Duke Energy Corp., 4.95%, 9/15/35	55,000	53,678
Duke Energy Florida LLC
4.20%, 12/1/30	55,000	54,390
4.85%, 12/1/35	70,000	68,731

	Shares/ Principal	Fair Value

Electric (continued)
Duke Energy Indiana LLC, 4.95%, 3/15/36	$15,000	$14,773
FirstEnergy Pennsylvania Electric Co., 5.20%, 4/1/28(b)	15,000	15,211
Ohio Edison Co., 4.95%, 12/15/29(b)	25,000	25,250
Pacific Gas and Electric Co.
4.75%, 2/15/44	75,000	62,596
4.95%, 7/1/50	559,859	464,833
Pacific Gas And Electric Co.
5.20%, 5/1/36	10,000	9,752
6.00%, 5/1/56	10,000	9,515
Public Service Co. of Colorado, 4.15%, 3/13/29	140,000	139,602
Public Service Co. of Oklahoma, 5.45%, 1/15/36	230,000	231,675
SCE Recovery Funding LLC
0.86%, 11/15/31	68,848	62,283
1.94%, 5/15/38	50,000	38,984
Sempra, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52(c)	251,000	244,099
Southern California Edison Co.
4.80%, 3/15/33	170,000	167,008
4.65%, 10/1/43	164,000	137,429
4.00%, 4/1/47	177,000	131,869
6.20%, 9/15/55	10,000	9,942
Southwestern Electric Power Co., 5.20%, 4/1/36	70,000	68,879
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/1/34(b)	280,147	278,218
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31(b)	30,000	30,473
		2,576,043
Food - 0.7%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings
5.75%, 4/1/33	196,000	202,103
5.63%, 3/10/37(b)	205,000	205,418
JBS NV / JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.40%, 5/10/57(b)	102,000	101,568
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.95%, 4/20/35	30,000	31,109
6.25%, 3/1/56	75,000	72,949
6.38%, 4/15/66	75,000	73,354
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl, 6.75%, 3/15/34	443,000	486,934

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Food (continued)
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 3.00%, 5/15/32	$55,000	$48,852
Mars, Inc.
5.20%, 3/1/35(b)	250,000	252,544
5.65%, 5/1/45(b)	138,000	136,495
5.70%, 5/1/55(b)	132,000	129,012
		1,740,338
Healthcare-Services - 0.1%
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	13,008
Providence St Joseph Health Obligated Group, 5.40%, 10/1/33	180,000	183,515
Toledo Hospital (The), 5.75%, 11/15/38	35,000	35,031
		231,554
Insurance - 0.5%
Athene Global Funding
5.58%, 1/9/29(b)	120,000	121,100
5.38%, 1/7/30(b)	355,000	355,586
Fortitude Global Funding, 4.63%, 10/6/28(b)	170,000	168,242
Protective Life Global Funding, 4.80%, 6/5/30(b)	150,000	149,982
Sammons Financial Group Global Funding, 4.95%, 6/12/30(b)	345,000	345,191
		1,140,101
Internet - 0.1%
Amazon.com, Inc.
4.88%, 3/13/36	90,000	89,247
5.65%, 3/13/46	40,000	39,920
5.95%, 3/13/66	75,000	75,402
		204,569
Oil & Gas - 0.2%
Diamondback Energy, Inc.
3.50%, 12/1/29	88,000	84,906
5.75%, 4/18/54	250,000	237,110
Saudi Arabian Oil Co., 6.38%, 6/2/55(b)	200,000	198,679
		520,695
Passenger Airlines - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	55,149	53,697
Pharmaceuticals - 0.1%
Novartis Capital Corp., 4.60%, 3/18/33	180,000	179,401
Pipelines - 0.4%
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/31(b)	115,000	115,600
5.00%, 11/17/32(b)	55,000	54,641
Columbia Pipelines Operating Co. LLC, 6.50%, 8/15/43(b)	98,000	102,489

	Shares/ Principal	Fair Value

Pipelines (continued)
Gray Oak Pipeline LLC, 3.45%, 10/15/27(b)	$25,000	$24,523
Greensaif Pipelines Bidco Sarl, 6.10%, 8/23/42(b)	300,000	298,430
Whistler Pipeline LLC
5.40%, 9/30/29(b)	278,000	284,772
5.70%, 9/30/31(b)	139,000	142,683
		1,023,138
REITS - 0.4%
Healthpeak OP LLC
4.75%, 1/15/33	250,000	244,637
5.38%, 2/15/35	200,000	200,793
Kilroy Realty LP
2.65%, 11/15/33	124,000	98,484
5.88%, 10/15/35	261,000	251,694
SBA Tower Trust, 1.63%, 11/15/26(b)	115,000	113,119
WEA Finance LLC
2.88%, 1/15/27(b)	30,000	29,628
3.50%, 6/15/29(b)	70,000	67,625
		1,005,980
Semiconductors - 0.4%
Foundry JV Holdco LLC
6.15%, 1/25/32(b)	200,000	208,799
5.90%, 1/25/33(b)	400,000	411,474
6.20%, 1/25/37(b)	325,000	336,056
Intel Corp., 4.60%, 3/25/40	172,000	151,822
		1,108,151
Software - 0.4%
Oracle Corp.
4.55%, 2/4/29	80,000	78,982
5.88%, 9/26/45	28,000	24,243
6.55%, 2/4/46	65,000	60,777
4.00%, 7/15/46	10,000	6,725
4.00%, 11/15/47	10,000	6,619
3.60%, 4/1/50	250,000	151,243
3.95%, 3/25/51	46,000	29,095
5.55%, 2/6/53	27,000	21,575
5.38%, 9/27/54	25,000	19,369
6.00%, 8/3/55	25,000	21,024
6.85%, 2/4/66	80,000	73,705
Salesforce, Inc.
4.65%, 3/15/29	225,000	225,368
4.90%, 9/15/31	225,000	224,580
		943,305
Telecommunications - 0.2%
AT&T, Inc.
5.55%, 11/1/45	220,000	208,409
5.85%, 4/30/46	223,000	217,566

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Telecommunications (continued)
T-Mobile USA, Inc., 5.05%, 7/15/33	$140,000	$141,059
		567,034
Total Corporate Bonds and Notes
(Cost - $15,614,540)		15,496,146
Asset Backed and Commercial Backed Securities - 2.2%
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (b),(d)	2,381	2,367
BX Trust 2025-ARIA, 5.03%, 12/13/42 (b),(d)	65,000	65,392
Castlelake Aircraft Structured Trust 2019-1A, 3.97%, 4/15/39 (b)	32,157	31,351
CF Hippolyta Issuer LLC
1.53%, 3/15/61(b)	120,189	96,853
5.97%, 8/15/62(b)	95,855	94,893
CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (b)	30,303	30,215
Connecticut Avenue Security Trust, 5.21%, (SOFR + 1.55%), 10/25/41 (b),(c)	30,175	30,165
Enterprise Fleet Financing 2023-3 LLC, 6.40%, 3/20/30 (b)	126,171	127,277
Fannie Mae REMICS
3.50%, 6/25/44	26,682	26,217
3.00%, 12/25/45	146,250	137,237
1.50%, 10/25/49	167,663	129,733
3.00%, 12/25/54	205,682	200,139
Flagstar Mortgage Trust 2018-3INV, 4.00%, 5/25/48 (b),(d)	51,785	48,330
Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/25/41 (b),(d)	111,001	97,894
Freddie Mac Multifamily Structured Pass Through Certificates
4.68%, 10/25/31(d)	125,000	127,070
2.40%, 3/25/32	280,000	252,067
3.99%, 5/25/33(d)	150,000	148,407
Freddie Mac REMICS
1.75%, 9/15/42	119,928	114,063
3.00%, 6/15/45	153,029	147,605
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	62,561	60,294
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/25/60	464,789	381,271
Government National Mortgage Association
4.38%, (1 Month US Libor + 0.71%), 5/20/65(c)	8,954	8,920

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
4.40%, (1 Month US Libor + 0.73%), 8/20/65(c)	$12,277	$12,252
4.48%, (1 Month US Libor + 0.81%), 10/20/65(c)	9	9
4.78%, (1 Month US Libor + 1.11%), 12/20/65(c)	11,620	11,651
GS Mortgage-Backed Securities Trust, 4.73%, 5/25/66 (b)	335,973	332,015
Home Partners of America Trust, 2.30%, 12/17/26 (b)	326,177	320,251
Horizon Aircraft Finance III Ltd., 2019-2, 3.43%, 11/15/39 (b)	114,945	111,141
Kubota Credit Owner Trust 2023-2, 5.28%, 1/18/28 (b)	140,033	140,795
Metlife Securitization Trust, 3.00%, 4/25/55 (b),(d)	23,754	23,028
Navient Private Education Refi Loan Trust 2023-A, 5.51%, 10/15/71 (b)	197,153	199,891
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (b),(d)	25,325	24,429
PRET 2025-RPL2 Trust, 4.00%, 8/25/64 (b)	331,057	320,715
PRET 2025-RPL6 Trust, 3.85%, 9/25/69 (b)	461,313	441,162
PRET Trust, 4.15%, 1/25/70 (b)	238,777	233,068
PRPM Trust, 4.85%, 1/25/56 (b)	95,121	93,695
Texas Natural Gas Securitization Finance Corp., 5.17%, 4/1/41 *,*	50,000	50,713
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (b),(d)	17,883	17,577
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (b),(d)	1,748	1,740
Verus Securitization Trust, 5.39%, 10/25/67 (b)	195,000	194,900
Verus Securitization Trust 2025-R2, 5.09%, 7/25/67 (b),(d)	380,733	379,358
Verus Securitization Trust 2026-R1, 4.83%, 10/25/67 (b),(d)	97,991	97,201
Wheels Fleet Lease Funding 1 LLC
6.46%, 8/18/38(b)	80,103	80,855
4.87%, 6/21/39(b)	168,884	169,811
Total Asset Backed and Commercial Backed Securities
(Cost - $5,822,700)		5,614,017
Municipal Bonds - 0.5%
Golden State Tobacco Securitization Corp., 3.00%, 6/1/46 *,*	30,000	27,436

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value
Municipal Bonds (continued)
Illinois Municipal Electric Agency, 6.83%, 2/1/35 *,*	$65,000	$68,450
Metropolitan Transportation Authority
6.81%, 11/15/40*,*	90,000	98,213
5.18%, 11/15/49*,*	5,000	4,665
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28 *,*	270,000	285,045
State of Illinois, 5.10%, 6/1/33 *,*	711,127	724,360
University of California, 1.61%, 5/15/30 *,*	20,000	18,150
Total Municipal Bonds
(Cost - $1,268,752)		1,226,319
Exchange Traded Funds - 0.3%
Equity Funds - 0.3%
State Street SPDR S&P 500 ETF Trust (Cost - $814,627)	1,189	773,254
Sovereign Debts - 0.3%
Israel Government International Bond, 5.38%, 3/12/29	325,000	329,616
Saudi Government International Bond, 5.38%, 1/13/31 (b)	375,000	382,982
Total Sovereign Debts
(Cost - $697,913)		712,598
Short-Term Investments - 6.0%
Money Market Funds - 6.0%
Dreyfus Government Cash Management, Institutional Shares, 3.53%(e)	10,542,242	10,542,242
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(e)	4,536,766	4,536,766
Total Short-Term Investments (Cost - $15,079,008)		15,079,008
Total Investments - 100.9%
(Cost - $198,592,053)		$253,581,562
Other Assets Less Liabilities - Net (0.9)%		(2,145,666)
Total Net Assets - 100.0%		$251,435,896

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(b)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2026, these securities amounted to $9,604,107 or 3.8% of net assets.
(c)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CMT	-	Treasury Constant Maturity Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust
SOFR	-	Secured Overnight Financing Rate

FORWARD SALES CONTRACTS
At March 31, 2026, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Fannie Mae or Freddie Mac	4.50%	TBA - 30Yr	4/1/2041	$(411,000)	$(407,644)
Fannie Mae or Freddie Mac	4.00%	TBA - 30Yr	4/1/2054	(75,000)	(60,293)
Ginnie Mae	4.00%	TBA - 30Yr	5/20/2056	(667,000)	(623,749)
(Proceeds Receivable: $(1,089,814))					$(1,091,686)

*	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date.The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-mini Russell 2000 Index	Goldman Sachs & Co.	12	6/18/2026	$1,507,320	$(9,850)
S&P 500 E-Mini Future	Goldman Sachs & Co.	100	6/18/2026	32,853,750	276,500
S&P Mid 400 E-Mini Future	Goldman Sachs & Co.	7	6/18/2026	2,377,550	(24,990)

					241,660
Long Futures Contracts
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	8	6/18/2026	888,375	1,609

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$243,269